BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2018
Basis Of Presentation [Abstract]
BASIS OF PRESENTATION
2.	BASIS OF PRESENTATION

a)	Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

The annual consolidated financial statements were authorized for filing by the Board of Directors on April 30, 2019.

b)	Basis of measurement

These consolidated financial statements have been prepared on a going concern basis, at historical cost except for certain financial instruments and biological assets, which are measured at fair value (see Note 8).

c)	Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances are eliminated on consolidation. Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

The subsidiaries of the Company at December 31, 2018 include the following:

	Ownership Interest as at December 31,	Ownership Interest as at December 31,
Name of Entity	2018	2017
Emerald Health Therapeutics Canada Inc.	100%	100%
Avalite Sciences Inc.	100%	53%
Pure Sunfarms Corp.	50%	50%
Verdélite Sciences Inc.	100%	0%
Verdélite Property Holdings Inc.	100%	0%

On May 2, 2018, the Company acquired 100% of the issued and outstanding shares of Verdélite Sciences Inc. and its affiliate Verdélite Property Holdings Inc. (together as “Verdélite,” formerly known as Agro-Biotech Sciences Inc. and Agro-Biotech Property Holdings Inc.). The principle business of Verdélite Sciences Inc. is the production of cannabis pursuant to the Cannabis Act (Canada) (the “Cannabis Act”). The principal business of Verdélite Property Holdings Inc. is to hold the land and building, located in Saint-Eustache, Quebec, occupied by Verdélite Sciences Inc. for cannabis production.

Through EHTC’s 50% equity interest in Pure Sunfarms Corp. (“Pure Sunfarms”), the Company cultivates and intends to distribute wholesale cannabis and cannabis extracts for therapeutic and non-therapeutic use purposes.

Through EHTC’s 100% owned subsidiary, Avalite Sciences Inc. (“Avalite,” formerly known as Northern Vine Canada Inc.), a Licensed Dealer under the provisions of the Canadian Controlled Drugs and Substances Act, the Company operates a laboratory facility located in Langley, British Columbia.

d)	Functional and presentation currency

The Company and its subsidiaries’ functional currency is Canadian dollars. All dollar amounts presented are in Canadian dollars unless otherwise specified.